Allocation of Allowance for Loan Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 7,510	$ 6,747	$ 6,095	$ 5,728
Allowance for loan losses, percentage of total	100.00%	100.00%
Commercial Non Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 1,118	$ 895
Allowance for loan losses, percentage of total	15.60%	17.10%
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 4,071	$ 3,018
Allowance for loan losses, percentage of total	61.60%	58.40%
Consumer Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 1,589	$ 1,477
Allowance for loan losses, percentage of total	20.30%	21.90%
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 155	$ 141
Allowance for loan losses, percentage of total	2.40%	2.50%
Unallocated
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 577	$ 1,216
Allowance for loan losses, percentage of total	0.10%	0.10%